August 12, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Morgan Creek Global Funds (the “Registrant” or the “Fund”)
File Nos. 333-184160, 811-22754

Ladies and Gentlemen:

On behalf of the Registrant, enclosed please find Fund’s Pre-Effective Amendment No. 2 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 2 under the Investment Company Act of 1940, as amended (the “1940 Act”). The purpose of this filing is to file the audited seed financials.

Additionally, under separate cover we are filing a request for acceleration for August 15, 2013 effectiveness.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-1742.

Very truly yours,

/s/ David James

David James

Vice President and Managing Counsel

Enclosures